Discontinued Operations (Details 1) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 9,883
Cost of revenue	10,515
Gross (loss)	(632)
Operating expenses	1,668
Loss from discontinued operations	(2,300)
Non-cash expenses	$ 452